Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 27, 2019 shares	Jun. 30, 2018 shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Jun. 13, 2019
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement	1,090,000	200,000	1,090,000	240,000
Description of vesting requirements for share-based payment arrangement	1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022	vest 1/3 on July 1, 2019, 1/3 on July 1, 2020 and 1/3 on July 1, 2021
Options with potential future dilutive effect not included in calculation of diluted earnings per share			3,518,335	3,130,000
Dividend per share | $ / shares			$ 0	$ 0.04
Dividends declared and paid | $			$ 0	$ 8,400
Restricted stock units with potential future dilutive effect not included in calculation of diluted earnings per share			1,065,000	368,997
Weighted average remaining contractual life of outstanding share options (in years)			2 years 10 months 9 days	2 years 7 months 17 days
Common shares [member]
Disclosure of Shareholder's Equity [Line Items]
Common shares issued and fully paid			210,392,473
Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			16,667	106,668
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			$ 3.90
Option Contract one [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement		40,000
Description of vesting requirements for share-based payment arrangement		vest 1/2 on July 1, 2019 and 1/2 on July 1, 2020
Long-Term Equity Incentive Plan [Member]
Disclosure of Shareholder's Equity [Line Items]
Percentage of shares reserved for issue under options and contracts for sale of shares					10.00%
Number of instruments granted in share-based payment arrangement			21,039,247
Number of shares reserved for issue under options and contracts for sale of shares			16,455,912